Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016
Angola
Withholding Tax as a percentage of Current Tax Expense		48.00%
Republic of the Marshall Islands
Tax rate		0.00%
Republic of the Marshall Islands and Malta
Percentage of Marshall Islands and Malta subsidiaries stock treated as owned by individuals resident in Marshall Islands and Malta		100.00%	100.00%
Republic of the Marshall Islands, Malta and Norway
Federal tax expense	$ 152